INCOME TAXES	12 Months Ended
Aug. 31, 2013
Income Taxes
INCOME TAXES
NOTE 6 – INCOME TAXES

The following table sets forth a reconciliation of the federal income tax for the years ended August 31, 2013 and 2012:

	2013	2012

Loss before income taxes	$(3,689,862)	$(14,374,600)

Income tax benefit computed at statutory rates	$(1,254,553)	$(4,887,364)
Increase in valuation allowance	1,282,989	3,701,883
Non-deductible stock compensation	128,054	1,136,237
Permanent differences, nondeductible expenses	1,379	4,771
Other	(157,869)	44,473
Tax benefit	$-	$-

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as a deferred tax asset and liability.  Significant components of the deferred tax assets are set out below along with a valuation allowance to reduce the net deferred tax asset to zero.

In order to comply with generally accepted accounting principles, management has decided to establish a valuation allowance because of the potential that the tax benefits underlying deferred tax asset may not be realized.  Significant components of our deferred tax asset at August 31, 2013 and 2012 are as follows:

Deferred tax assets (liability)	2013	2012
Net operating loss carryfowards	$2,948,178	$2,248,448
Stock compensation	1,264,291	1,136,237
Assets, exploration cost, depreciation and amortization	3,299,156	2,843,950
Less: valuation allowance	(7,511,624)	(6,228,635)

Net deferred tax assets	$-	$-

As a result of a change in control effective in April 2007, our net operating losses prior to that date may be partially or entirely unavailable, by law, to offset future income and, accordingly, are excluded from the associated deferred tax asset.

The net operating loss carryforward in the approximate amount of $8,671,000 will begin to expire in 2033.  We file income tax returns in the United States and in one state jurisdiction.  With few exceptions, we are no longer subject to United States federal income tax examinations for fiscal years ending before 2009, and is no longer subject to state tax examinations for years before 2008.